SHARE CAPITAL	6 Months Ended
Feb. 28, 2021
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

7. SHARE CAPITAL

(a) Authorized

Unlimited common shares without par value.

(b) Issued and outstanding

At February 28, 2021, the Company had 73,957,914 common shares outstanding.

Fiscal 2021

At February 28, 2021, the Company recorded a loss of $558 on the revaluation of embedded derivatives and vested DSUs (February 29, 2020 - $17 Gain).  Combined with $Nil at February 28, 2021 for the fair value attributed to warrants which expired on November 19, 2019 (February 29, 2020 - $3,046 Gain), the Company recognized a loss on fair value derivatives and other instruments of $558 for the current period (February 29, 2020 - $3,063 Gain).

On February 5, 2021, the Company entered into a second at-the-market offering (the "2021 ATM").  At February 28, 2021 the Company had sold an aggregate of 1,631,224 shares pursuant to the 2021 ATM at an average price of $5.10 for gross proceeds of $8,327.  Total fees and expenses of $594 have been incurred as of February 28, 2021 in relation to the 2021 ATM, including brokerage fees of $208.

On December 8, 2020, the Company closed a non-brokered private placement with Deepkloof Limited ("Deepkloof"), a subsidiary of existing major shareholder Hosken Consolidated Investments Limited ("HCI") for 1,121,076 common shares at a price of $2.23 each for gross proceeds of $2.5 million maintaining, HCI's ownership in the Company at approximately 31% at the time.

On November 30, 2020, the Company finished the sale of common shares pursuant to an at-the-market offering (the “2020 ATM”).  Final sales were settled, and the 2020 ATM completed, on December 2, 2020.  An aggregate of 5,440,186 common shares were sold at an average price of $2.21 for gross proceeds of $12.0 million.  Total fees and expenses of $592 were incurred, including brokerage fees of $300.

On October 15, 2020, the Company closed a non-brokered private placement for 1,146,790 common shares at a price of $2.18 each for gross proceeds of $2.5 million.  All shares were subscribed for by Deepkloof, maintaining HCI's ownership in the Company at approximately 31% at that time.

Fiscal 2020

On July 2, 2020, the Company issued 526,471 common shares in settlement of $687 of bi-annual interest payable on $19.99 million of outstanding Convertible Notes.

On June 17, 2020, the Company closed a non-brokered private placement for 1,221,500 common shares at a price of $1.40 each for gross proceeds of $1.7 million, of which 500,000 common shares were subscribed for by HCI, bringing HCI's ownership in the Company to approximately 32%.  A 6% finders fee in the amount of $38 was paid on a portion of this private placement.

On January 2, 2020, the Company issued 517,468 shares in settlement of $0.687 million of bi-annual interest payable on $19.99 million outstanding on the Convertible Notes.

On December 19, 2019, the Company closed a non-brokered private placement for 3,225,807 common shares at a price of $1.24 each for gross proceeds of $4.0 million, of which 1,612,931 common shares were subscribed for by Deepkloof on behalf of HCI.  A 6% finders fee in the amount of $54 was paid on a portion of this private placement.

Prior to their expiry on November 15, 2019, the Company issued 28,040 shares upon the exercise of 28,040 warrants.

(c) Incentive stock options

The Company has entered into Incentive Stock Option Agreements under the terms of its share compensation plan with directors, officers, consultants and employees. Under the terms of the stock option agreements, the exercise price of each option is set, at a minimum, at the fair value of the common shares at the date of grant. Stock options of the Company are subject to vesting provisions. All exercise prices are denominated in Canadian Dollars.

The following tables summarize the Company's outstanding stock options:

	Number of Share Options	Average Exercise Price in CAD
Options outstanding at August 31, 2019	1,554,000	$ 2.61
Granted	1,628,500	$ 1.81
Options outstanding at August 31, 2020	3,182,500	$ 2.20
Granted	1,497,500	$ 6.58
Cancelled	(113,336)	$ 2.28
Exercised	(430,680)	$ 1.97
Options outstanding at February 28, 2021	4,135,984	$ 2.20

Number Outstanding at February 28, 2021	Number Exercisable at February 28, 2021	Exercise Price in CAD	Average Remaining Contractual Life (Years)
1,497,500	—	$6.58	4.80
1,398,632	429,299	$2.61	3.11
1,239,852	200,852	$1.81	3.76
4,135,984	630,151		3.92

During the period ended February 28, 2021, the Company granted 1,497,500 stock options. The stock options granted during the period vest in three tranches on the first, second and third anniversary of their grant.

During the year ended August 31, 2020, the Company granted 1,628,500 stock options. The stock options granted during the year vest in three tranches on the first, second and third anniversary of their grant.

During the six month period ended February 28, 2021, the Company recorded $1,036 of stock compensation expense (February 29, 2020 - $570), of which $947 was expensed (February 29, 2020 - $505) and $89 was capitalized to mineral properties (February 29, 2020 - $65).

(d) Deferred Share Units

The Company has established a deferred share unit ("DSU") plan for non-executive directors. Each DSU has the same value as one of the Company's common shares. DSU's must be retained until each non-executive director leaves the board of directors, after which time the DSU's are to be paid. During the period ended February 28, 2021, a total of 23,166 DSU's were redeemed by a former director at a price of $3.23 per DSU, calculated using the 5-day volume weighted average trading price immediately prior to the payout.

The DSU liability recognized at February 28, 2021 was $1,395. During the period ended February 28, 2021 an expense of $498 was recorded in relation to outstanding DSU's (February 29, 2020 - $124), with $424 recorded as share-based compensation (February 29, 2020 - $67) and $75 recorded as director fees (February 29, 2020 - $57). During the period ended February 28, 2021 fully vested DSU's were revalued and an additional $421 of expense was recorded to reflect the increased value of the fully vested DSU's due to the Company's share price appreciation. At February 28, 2021, a total of 483,693 DSU's were issued and outstanding, of which 245,773 DSU's had vested.

(e) Restricted Share Units

The Company has established an a restricted share unit ("RSU") plan for officers and certain employees of the Company. Each RSU represents the right to receive one Company common share following the attainment of vesting criteria determined at the time of the award. RSU's vest over a three-year period.

The recognised RSU liability at February 28, 2021 was $521. During the six-month period ended February 28, 2021, a stock compensation expense of $268 was recorded (February 29, 2020 - $177) of which $237 expensed (February 29, 2020 - $150) and $31 was capitalized (February 29, 2020 - $27). During the period, 119,394 RSU's were settled and 24,188 were cancelled. At February 28, 2021, 551,575 RSU's were issued and outstanding, with 36,720 of these being vested.